Organization and Plan of Business Operations (Details Textual)	1 Months Ended					6 Months Ended		12 Months Ended		41 Months Ended		1 Months Ended			6 Months Ended		1 Months Ended
	May 23, 2013 USD ($)	Mar. 28, 2013 USD ($)	Feb. 25, 2013 USD ($)	May 31, 2011	Mar. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Feb. 22, 2013 USD ($)	Sep. 30, 2013 Subsequent Event [Member]	Aug. 30, 2013 Subsequent Event [Member] USD ($)	Aug. 30, 2013 Subsequent Event [Member] EUR (€)	Jun. 30, 2013 Subsequent Event [Member]	Aug. 12, 2013 Subsequent Event [Member] USD ($)	Feb. 25, 2013 Aqr Funds [Member] USD ($)	Feb. 25, 2013 Chardan Capital Markets [Member] USD ($)	Mar. 28, 2013 Maximum [Member] Aqr Funds [Member]	May 31, 2011 Under Writer [Member] USD ($)
Organization And Plan Of Business Operations [Line Items]
Proceeds from initial public offering					$ 34,712,656	$ 0	$ 0	$ 36,000,000		$ 36,000,000										$ 518,096
Deferred underwriters fees					1,008,000	1,129,833		1,022,833	1,022,833	1,129,833										14,833
Proceeds from private placement of insider warrants					1,638,800	0	0		1,638,800	1,638,800
Shares Issued During Period In Excess Of Over Allotment To Under Writers				52,975
Business Combination, Control Obtained Description						In the event that shareholders owning 83% or greater of the total number of shares issued in the Offering (Public Shares) exercise their redemption rights, including shares redeemed in connection with the Extension, the Business Combination will not be consummated.
Business Combination Shares Conversion Price Per Share						$ 10.02
Stock Issued During Period, Shares, New Issues					3,600,000															3,600,000
Assets Held-in-trust								36,620,933
Business Acquisition, Percentage of Voting Interests Acquired											100.00%
Sale of Stock, Price Per Share					$ 10.00						$ 10.00
Business Acquisition, Share Price			$ 10.02			$ 10.00				$ 10.00							$ 10.55
IPO shares redeemed in connection to the tender offer expired March 28, 2013 (in shares)		3,008,955																	23,014
IPO shares redeemed in connection to the tender offer expired March 28, 2013		30,149,729				0
Stock Issued During Period, Shares, Acquisitions												1,917,317			2,315,170 [1]		535,000
Put Agreement Fee Per Share																	$ 0.10	$ 0.20
Put Agreement Fee																	53,500	107,000
Additional Put Agreement Fee Per Share																	$ 0.20
Additional Put Agreement Fee																	107,000
Stock Issued During Period, Value, Acquisitions			5,360,700
Business Combination, Acquisition Related Costs						812,290
Payments for Legal Settlements						796,545				796,545
Business Acquisitions Purchase Price Allocations Liabilities Assumed											175,000,000
Business Acquisitions Purchase Price Allocations Assets Acquired Liabilities Assumed Net											200,000,000
Percentage Of Management Fee	1.90%
Percentage of Issued and outstanding ordinary shares	3.50%
Stock Issued During Period, Value, Purchase of Assets	150,000,000												372,493,880	1.25
Dividends Payable, Amount Per Share	$ 0.50
Stock Issued During Period, Value, Stock Dividend	$ 1,000,000
Additional agreement Period	5 years
Tender Offer Authorized																23,014
Tender Offer Par Value																$ 0.001
Purchase Price Of Tender Offer																$ 10.02

[1]	Calculated at an assumed U.S. dollar to Euro exchange rate of $1.30 per €1.00, and a per share price of $10.00. Such amounts are subject to further adjustment based on the Target’s working capital at the time of closing.